CONTINGENCIES AND OTHER MATTERS	12 Months Ended
Dec. 31, 2025
Disclosure of contingencies and other matters [abstract]
CONTINGENCIES AND OTHER MATTERS [Text Block]

29. CONTINGENCIES AND OTHER MATTERS

Due to the size, complexity and nature of the Company's operations, various legal and tax matters arise in the ordinary course of business. The Company accrues for such items when a liability is probable and the amount can be reasonably estimated.

(a) Claims and Legal Proceedings Risks

The Company is subject to various claims and legal proceedings covering a wide range of matters that arise in the ordinary course of business activities. Each of these matters is subject to various uncertainties and it is possible that some of these other matters may be resolved in a manner that is unfavourable to the Company and which may result in a material adverse impact on the Company's financial performance, cash flow or results of operations. First Majestic carries liability insurance coverage and establishes provisions for matters that are probable and can be reasonably estimated; however, there can be no guarantee that the amount of such coverage is sufficient to protect against all potential liabilities.

(b) Primero Tax Rulings

When Primero, the previous owner of San Dimas acquired the San Dimas mine in August 2010, it assumed the obligations under a Silver Purchase Agreement ("Old Stream Agreement") that required its subsidiary, PEM, to sell exclusively to Wheaton Precious Metals ("WPMI") up to 6 million ounces of silver produced from the San Dimas mine, and 50% of silver produced thereafter, at the lower of: (i) the spot market price and (ii) $4.04 per ounce plus an annual increase of 1% ("PEM Realized Price"). In May 2018, the Old Stream Agreement was terminated between WPMI and Silver Trading (Barbados) Limited ("STB") in connection with the Company entering into a new precious metal purchase agreement with WPMI concurrent with the acquisition of Primero by the Company.

In order to reflect the commercial terms and the effects of the Old Stream Agreement, for Mexican income tax purposes, PEM recognized the revenue on these silver sales based on the PEM Realized Price instead of at spot market prices.

To obtain assurances that the Mexican tax authority, Servicio de Administración Tributaria ("SAT") would accept the PEM Realized Price (and not the spot market silver price) as the proper price to use to calculate Mexican income taxes payable by PEM, a mutually binding APA was entered into with the SAT. The APA confirmed the PEM Realized Price would be used as PEM's basis for calculating taxes owed by it on the silver sold to STB under the Old Stream Agreement for taxation years 2010 to 2014.

In August 2015, the SAT initiated a legal proceeding in Mexico seeking to retroactively nullify the APA; however, the SAT did not identify an alternative basis in the legal claim for calculating taxes on the silver sold by PEM for which it received the PEM Realized Price.

In 2019, the SAT issued reassessments for the 2010 ($37.9 million), 2011 ($112.3 million) and 2012 ($211.9 million) tax years for an aggregate amount of $362.2 million (6,507 million MXN) inclusive of interest, inflation and penalties. In 2021, the SAT issued a reassessment against PEM for the 2013 tax year in the amount of $191.6 million (3,442 million MXN) inclusive of interest, inflation and penalties. In 2023, the SAT issued reassessments for the 2014, 2015 and 2016 tax years for an aggregate amount of $488.2 million (8,771 million MXN) inclusive of interest, inflation, and penalties. Most recently, in 2025, the SAT issued a reassessment against PEM for the 2017 tax year in the amount of $72.6 million (1,305 million MXN) inclusive of interest, inflation and penalties. The aforementioned reassessments for the tax years 2010 to 2017 (inclusive) are collectively referred to in these consolidated financial statements as the "Reassessments". For the 2018 and 2019 tax years, the SAT has initiated audits that have not yet been concluded, and therefore, tax reassessments for these years have yet to be issued. The Company believes that the Reassessments fail to recognize the applicability of a valid transfer pricing methodology. The major items in the Reassessments include determination of revenue based on spot market prices of silver, denial of the deductibility of interest expense and service fees, SAT technical error related to double counting of taxes, and interest and penalties.

The Company continues to defend the APA in domestic legal proceedings in Mexico, and the Company has also requested resolution of the transfer pricing dispute pursuant to the Mutual Agreement Procedure ("MAP"), under the relevant avoidance of double taxation treaties, between the competent tax authorities of Mexico, Canada, Luxembourg and Barbados. The SAT has refused to take the necessary steps under the MAP processes contained in the three tax treaties. The Company believes that by its refusal, Mexico is in breach of its international obligations regarding double taxation treaties.

Furthermore, the Company continues to believe that the APA remains valid and legally binding on the SAT.

The Company continues to pursue all available domestic and international remedies under the laws of Mexico and under the relevant tax treaties with respect to the Reassessments and the SAT's actions in seeking to retroactively nullify the APA. Furthermore, as discussed further below, the Company has also made claims against Mexico under Chapter 11 of the North American Free Trade Agreement ("NAFTA") for violation of its international law obligations.

With respect to the reassessment that had been issued by the SAT against PEM for the 2012 tax year (the "2012 Reassessment"), PEM has been challenging such reassessment in the Mexican courts. After the Collegiate Court issued its decision upholding the 2012 Reassessment in December 2024, PEM appealed the decision to the Mexican Supreme Court, and the appeal was admitted by the Supreme Court in February 2025. Following the admission of PEM's appeal, in March 2025, the Ministry of Finance and Public Credit (the "Ministry of Finance") in Mexico challenged such admission by filing its own appeal. On October 30, 2025, the Supreme Court granted the Ministry of Finance's appeal, and therefore, the Supreme Court will not hear PEM's appeal of the Collegiate Court's decision. As a result, the Collegiate Court's decision with respect to the 2012 Reassessment is a final decision under the Mexican court system and there are no further challenges available domestically to PEM in respect of the 2012 Reassessment. However, the Company is assessing what further actions it may wish to take internationally, and notes that the Company's ongoing NAFTA proceedings against Mexico cover the 2010 to 2020 tax years, the disregard of the APA during such years and the Reassessments which have been issued as a result, which includes the 2012 Reassessment.

Domestic Remedies in Mexico

In September 2020, the Company was served with a decision of the Mexican Federal Tax Court on Administrative Matters (the "Federal Tax Court") seeking to nullify the APA granted to PEM, which the Company subsequently appealed. On December 5, 2023, the Mexican Circuit Court issued a decision, which was formally notified to the Company on January 4, 2024. In such decision, the Mexican Circuit Court partially granted constitutional protection to the Company with respect to certain matters, but not others.

Accordingly, on January 18, 2024, PEM filed an extraordinary appeal to the Mexican Supreme Court of Justice with respect to PEM's constitutional arguments that were not accepted in the Mexican Circuit Court's decision. On September 18, 2024,the Supreme Court issued its decision, which was formally notified to the Company on October 15, 2024. The Supreme Court dismissed the Company's appeal regarding the constitutional arguments, but affirmed the validity of certain precedents of the Supreme Court which the Company believes are favourable to PEM and that were not considered by the Federal Tax Court in its original decision in September 2020. The case was sent back to the Federal Tax Court, and on December 4, 2024, the Federal Tax Court issued a new decision which the Company believes did not take into account the Supreme Court precedents. Accordingly, on January 23, 2025, PEM filed a new constitutional lawsuit against the latest decision of the Federal Tax Court and it expects that a decision on this new lawsuit may be issued by the Second Collegiate Court in the second half of 2026.

International Remedies

i. NAFTA APA Claim

In respect of the APA, the Company submitted a Request for Arbitration (the "Arbitration Request") dated March 1, 2021 to the International Centre for Settlement of Investment Disputes ("ICSID"), on its own behalf and on behalf of PEM, pursuant to Chapter 11 of NAFTA (the "NAFTA APA Claim"). The NAFTA Arbitration Panel (the "Tribunal") was fully constituted on August 20, 2021. Various procedural filings have since been made by the Company and Mexico.

Of note, on May 26, 2023, the Tribunal granted certain provisional measures requested by the Company, issuing an order for Mexico to allow the Company to access VAT refunds from January 4, 2023 onwards that had been deposited by the SAT into a bank account of PEM that had been frozen by the SAT, and to deposit all future VAT refunds into a new bank account of PEM which shall remain freely accessible by the Company (the "PM Decision"). The PM Decision was upheld by the Tribunal on September 1, 2023, in response to a request from Mexico to revoke the decision. As a result, Mexico is obligated to comply with the PM Decision which requires payment of VAT refunds owing to PEM as of January 4, 2023 and into the future until the final award is rendered by the Tribunal. On July 9, 2024, the Company received a transfer of $11.0 million (198.4 million MXN) from the frozen bank account to a new bank account of PEM that the Company had opened in July 2023. The transfer of such funds was carried out by Mexico in partial compliance with its obligations under the PM Decision. However, Mexico still needs to transfer approximately $4.5 million from the frozen bank account. In addition, in breach of the PM Decision, on August 29, 2024 the SAT froze the new bank account that PEM had opened for the purpose of receiving VAT refunds. Mexico argued that they did not need to comply with the PM Decision whilst their Consolidation Request (detailed below) was still being decided.

Following the rejection of Mexico's Consolidation Request in July 2025, the suspension on the arbitration proceedings for the NAFTA APA Claim was lifted, and the Company informed the Tribunal of Mexico's continued non-compliance with the PM Decision. On September 22, 2025, the Tribunal issued Procedural Order No. 8, wherein the Tribunal confirmed that full compliance with the PM Decision requires that all monthly VAT refunds by SAT in favour of PEM, already effected or to be made in the future while the arbitration on the NAFTA APA Claim is ongoing, must be freely available to PEM, by SAT depositing or transferring such amounts to accounts to be maintained freely available to PEM. The Tribunal ordered Mexico to make available to PEM the approximately US$4.5 million worth of VAT refunds in the first frozen bank account. The Tribunal also confirmed that the freezing by the SAT of PEM's bank account that had been opened after the PM Decision was rendered for the purpose of receiving VAT refunds was contrary to the PM Decision, and that Mexico must remedy the situation to ensure that the VAT refunds currently in such bank account, and any VAT refunds deposited into such bank account in the future, are freely available to PEM. As of the date of these consolidated financial statements, Mexico has yet to comply with the Tribunal's latest order on this matter.

On February 12, 2024, Mexico filed a request (the "Consolidation Request") with ICSID pursuant to the procedure in Article 1126 of NAFTA to consolidate the NAFTA APA Claim and the NAFTA VAT Claim (defined further below) into one arbitration proceeding. A separate three-person tribunal to consider the Consolidation Request (the "Consolidation Tribunal") was constituted on May 8, 2024, and the first procedural hearing of the Consolidation Tribunal took place on July 16, 2024. On January 8, 2025, a pre-hearing conference call took place among the Company, Mexico and the Consolidation Tribunal, and an in-person hearing was held in Washington, D.C. from January 27 to 28, 2025, at which the Consolidation Tribunal heard the Company's arguments against the Consolidation Request, and Mexico's arguments in support of the Consolidation Request. Following the hearing, both Mexico and the Company submitted post-hearing briefs to the Consolidation Tribunal on February 19, 2025.

On July 28, 2025, the Consolidation Tribunal rendered its decision (the "Consolidation Decision") and rejected the Consolidation Request. It also lifted the suspension on the arbitration proceedings related to the NAFTA APA Claim and the NAFTA VAT Claim effective immediately as of the date of its order, being July 28, 2025. Accordingly, the arbitration proceedings related to the NAFTA APA Claim and the NAFTA VAT Claim reconvened after having been suspended for over a year. On October 21, 2025, the Company filed its Ancillary Claims Memorial in order to add the claims covered by the NAFTA VAT Claim as ancillary claims to the NAFTA APA Claim. In addition, on December 10, 2025, the Company filed an amendment to its Arbitration Request to increase its damages claim against Mexico with respect to the NAFTA APA Claim to $1.09 billion.

If the SAT's attempts to retroactively nullify the APA are successful, the SAT can be expected to enforce any Reassessments for 2010 through 2014 against PEM in respect of its sales of silver pursuant to the Old Stream Agreement. Such an outcome would likely have a material adverse effect on the Company's results of operations, financial condition and cash flows. Should the Company ultimately be required to pay tax on its silver revenues based on spot market prices without any mitigating adjustments, the incremental income tax for the years 2010-2019 would be $319.2 million (5,735 million MXN), before taking into consideration interest or penalties.

Based on the Company's consultations with third party advisors, the Company believes PEM filed its tax returns in compliance with applicable Mexican law and that the APA is valid, therefore, at this time, other than with respect to the 2012 Reassessment, no liability has been recognized in the financial statements with respect to this matter.

To the extent it is ultimately determined that the pricing for silver sales under the Old Stream Agreement is significantly different from the PEM Realized Price, and while PEM would have rights of appeal in connection with any reassessments, it is likely to have a materially adverse effect on the Company's business, financial position and results of operations.

ii. NAFTA VAT Claim

On March 31, 2023, the Company filed a new Notice of Intent on its own behalf and on behalf of PEM under the "legacy investment" claim provisions contained in Annex 14-C of the Canada-United States-Mexico Agreement ("CUSMA") and Chapter 11 of NAFTA to invite the Government of Mexico to engage in discussions to resolve the dispute regarding the ongoing denial of access to PEM's VAT refunds ("NAFTA VAT Claim") within the stipulated 90-day consultation period. The Company submitted its Arbitration Request for the NAFTA VAT Claim to ICSID on June 29, 2023 in order to preserve its legacy claim within NAFTA's applicable limitation period, and the Arbitration Request was registered by ICSID on July 21, 2023.

Following the Consolidation Decision, on October 21, 2025, the Company filed its Ancillary Claims Memorial with the Tribunal for the NAFTA APA Claim. On January 22, 2026, Mexico informed ICSID that it no longer objected to the discontinuance of the arbitration proceedings in respect of the NAFTA Vat Claim, and the Company received confirmation from ICSID that the NAFTA VAT Claim proceedings had been discontinued effective as of January 27, 2026.

While the Company remains confident in its position with regards to its NAFTA APA Claim, it continues to engage with the Government of Mexico in consultation discussions so as to amicably resolve these disputes.

(c) La Encantada Tax Re-assessments

In December 2019, as part of the ongoing annual audits of the tax returns of Minera La Encantada, S.A. de C.V. ("MLE") and Corporacion First Majestic S.A. de C.V. ("CFM"), the SAT issued tax assessments for fiscal 2012 and 2013 for corporate income tax in the amount of $41.6 million (747 million MXN) and $30.3 million (544 million MXN) including interest, inflation and penalties, respectively. In December 2022, the SAT issued tax assessments to MLE for fiscal years 2014 and 2015 for corporate income tax in the amount of $19.1 million (343 million MXN) and $240.4 million (4,318 million MXN). In 2023, the SAT issued a tax assessment to MLE for the fiscal year 2016 for corporate income tax in the amount of $3.4 million (61 million MXN). The SAT also issued an assessment for fiscal 2017 in the amount of $7.3 million (130 million MXN). The major items relate to a forward silver purchase agreement, and the denial of the deductibility of mine development costs and service fees. The Company continues to defend the validity of the forward silver purchase agreement and will vigorously dispute the assessments that have been issued. The Company, based on advice from legal and financial advisors, believes MLE's tax filings were appropriate and its tax filing position is correct, therefore no liability has been recognized in the financial statements.

(d) San Martin Tax Re-assessments

In 2023, as part of the ongoing annual audits of the tax returns of Minera El Pilon, S.A. de C.V. ("MEP"), the SAT issued tax assessments for fiscal 2014, 2015 and 2016 for corporate income tax in the total amount of $26.7 million (505 million MXN) including interest, inflation and penalties. In 2024, the SAT issued a tax assessment for fiscal 2017 for corporate income tax in the amount of $3.4 million (65 million MXN) including interest, inflation, and penalties. The majority of these tax assessments related to a prior forward silver purchase agreement to which MEP was a party, and to the denial of the deductibility of mine development costs. Pursuant to ongoing discussions, the Company and SAT came to a resolution whereby the Company paid the SAT additional income taxes in the amount of $5.2 million (95.3 million MXN) in 2025 whereby amounts related to the forward silver purchase agreement were removed from the assessed amounts for the relevant years. The tax assessments for fiscal 2014, 2015, 2016, and 2017 for corporate income tax now total $24.8 million (445 million MXN), including interest, inflation and penalties. In 2025, the SAT issued an additional tax assessment for fiscal 2018 in the amount of $5.4 million (96 million MXN) including interest, inflation, and penalties. The Company continues to defend the validity of the deductibility of the mine development costs and will vigorously dispute the assessments that have been issued. The Company, based on advice from legal and financial advisors, believes MEP's tax filings were appropriate and its tax filing position is correct, therefore no liability has been recognized in the financial statements.

(e) La Parrilla Tax Re-assessments

In 2023 and 2024, as part of the ongoing annual audits of the tax returns of First Majestic Plata, S.A. de C.V. ("FMP") (an indirect wholly-owned subsidiary of the Company which was the owner of the Company's La Parrilla property which was disposed of in 2023), the SAT issued tax assessment for fiscal 2014, 2015, and 2016 for corporate income tax in the total amount of $30.1 million (542 million MXN) including interest, inflation and penalties. In 2025, the SAT issued a tax assessment for fiscal 2017 for corporate income tax in the total amount of $2.6 million (47 million MXN) including interest, inflation and penalties. The majority of these tax assessments relate to a prior forward silver purchase agreement to which FMP was a party, and to the denial of the deductibility of mine development costs. The Company continues to defend the validity of the forward silver purchase agreement and will vigorously dispute the assessments that have been issued. The Company, based on advice from legal and financial advisors, believes FMP's tax filings were appropriate and its tax filing position is correct, therefore no liability has been recognized in the financial statements.

(f) Del Toro Tax Re-assessments

In 2023, as part of the ongoing annual audits of the tax returns of First Majestic Del Toro, S.A. de C.V. ("FMDT"), the SAT issued tax assessment for fiscal 2015 and 2016 for corporate income tax in the total amount of $28.4 million (511 million MXN) including interest, inflation and penalties. The major items relate to and denial of the deductibility of mine development costs, refining costs, and other expenses. The Company continues to defend the validity of the expenses and will vigorously dispute the assessments that have been issued. The Company, based on advice from legal and financial advisors, believes FMDT's tax filings were appropriate and its tax filing position is correct, therefore no liability has been recognized in the financial statements.

(g) CFM Tax Re-assessments

In 2023, as part of the ongoing annual audits of the tax returns of CFM, the SAT issued tax assessment for fiscal 2016 for corporate income tax in the total amount of $82.0 million (1,473 million MXN) including interest, inflation and penalties. The major item relates to planning that took place post-acquisition of Santa Elena (via the Company's acquisition of SilverCrest Mines Inc. on October 1, 2015) at the Canadian level. Mexico contends a right to tax a disposition of the shares of SilverCrest Mines Inc. by First Majestic. although the transaction in question involved the disposition of the shares of one Canadian company by another Canadian company and was reported for tax purposes in Canada. The Company continues to defend the validity of the transaction in question and will vigorously dispute the assessments that have been issued. The Company, based on advice from legal and financial advisors, believes CFM's tax filings were appropriate and its tax filing position is correct, therefore no liability has been recognized in the financial statements.

(h) First Silver Litigation

In April 2013, the Company received a positive judgment on the First Silver litigation from the Supreme Court of British Columbia (the "Court"), which awarded the sum of $93.8 million in favour of First Majestic against Hector Davila Santos (the "Defendant") in connection with a dispute between the Company and the Defendant and his private company involving a mine in Mexico (the "Bolaños Mine") as set out further below. The Company received the sum of $14.1 million (representing monies previously held in trust by the Defendant's lawyer) on June 27, 2013, in partial payment of the April 2013 judgment, leaving an unpaid amount of $64.3 million (CAD$81.5 million), not including interest. As part of the ruling, the Court granted orders restricting any transfer or encumbrance of the Bolaños Mine by the Defendant and limiting mining at the Bolaños Mine. The orders also require the Defendant to preserve net cash flow from the Bolaños Mine in a holding account and periodically provide to the Company certain information regarding the Bolaños Mine. After many years of domestic Mexican litigation, the enforceability of the British Columbia judgment was finally recognized by the Mexican Supreme Court in a written judgment on November 11, 2022. The Company is continuing its enforcement efforts in respect of the Defendant's assets in Mexico. There are no assurances that the Company will be successful in collecting on the remainder of the Court's judgment in respect of the Defendant's assets. Therefore, as at December 31, 2025, the Company has not accrued any of the remaining $64.3 million (CAD$81.5 million) unrecovered judgment in favour of the Company.